Share Capital and Reserves - Summary of Treasury Shares (Parenthetical) (Detail) - EUR (€) € / shares in Units, € in Millions		1 Months Ended	12 Months Ended
	Jan. 02, 2019	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Treasury Shares and Own Shares [Line Items]
Average price of the treasury shares reissued			€ 27.96	€ 15.89
Total number of own shares held, nominal value			€ 0.1	€ 0.1
Total number of Treasury Shares held, nominal value			9.4	€ 0.0
Share repurchase programme [member]
Disclosure of Treasury Shares and Own Shares [Line Items]
Cost of shares repurchased			€ 789.0
Share repurchase programme [member] | Maximum [member]
Disclosure of Treasury Shares and Own Shares [Line Items]
Amount under share repurchase programme		€ 1,000.0
UBS AG London Branch [member] | Events after reporting period [member]
Disclosure of Treasury Shares and Own Shares [Line Items]
Cost of additonal shares authorized to be repurchased	€ 200.0